Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Pretax (loss) income in The Netherlands	$ (16,640)	$ 17,455	$ (1,675)
Pretax income (loss) from foreign operations	456,112	(95,231)	227,412
Income (loss) before income tax (benefit) expense	$ 439,472	$ (77,776)	$ 225,737